UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments

Senior Floating-Rate Loans — 86.4%(1)
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.4%

Dynasty Acquisition Co., Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	6,081	$6,098,142

IAP Worldwide Services, Inc.

Revolving Loan, 1.44%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)	5,526	5,279,348

Term Loan - Second Lien, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)	7,008	5,542,979

TransDigm, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	35,556	35,434,141

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	28,893	28,714,186

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	6,465	6,428,070

Wesco Aircraft Hardware Corp.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	11,050	11,050,000

WP CPP Holdings, LLC

Term Loan, 5.68%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)	9,717	9,571,024

		$108,117,890

Automotive — 2.4%

Adient US, LLC

Term Loan, 6.78%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024	2,768	$2,710,395

American Axle and Manufacturing, Inc.

Term Loan, 4.10%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	31,437	30,061,780

Autokiniton US Holdings, Inc.

Term Loan, 8.16%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	9,357	8,982,300

Bright Bidco B.V.

Term Loan, 5.50%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	18,200	9,274,233

Chassix, Inc.

Term Loan, 7.88%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	8,970	8,409,586

CS Intermediate Holdco 2, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	5,123	4,900,531

Dayco Products, LLC

Term Loan, 6.37%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	11,087	9,811,945

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	$6,259,431

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.97%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		9,717	9,563,151

IAA, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,181	6,215,568

Panther BF Aggregator 2 L.P.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		28,850	28,489,029

Tenneco, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		37,789	34,577,335

Thor Industries, Inc.

Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		8,676	8,475,219

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,704	8,560,048

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		12,580	12,498,929

Visteon Corporation

Term Loan, 3.60%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,217	2,208,794

			$190,998,274

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 4.91%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,587	$1,578,035

Flavors Holdings, Inc.

Term Loan, 7.85%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,507	11,256,735

Term Loan - Second Lien, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000

			$15,159,770

Brokerage / Securities Dealers / Investment Houses — 0.1%

Blackstone Mortgage Trust, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026		2,115	$2,125,261

OZ Management L.P.

Term Loan, 6.69%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		1,510	1,511,887

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 9.43%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	3,800	$3,809,500

		$7,446,648

Building and Development — 2.3%

American Builders & Contractors Supply Co., Inc.

Term Loan, Maturing January 15, 2027(5)	22,125	$22,127,301

APi Group DE, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	13,800	13,871,870

Brookfield Property REIT, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	5,071	4,999,100

Core & Main L.P.

Term Loan, 4.81%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)	14,714	14,419,364

CPG International, Inc.

Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	11,772	11,628,313

DTZ U.S. Borrower, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	46,796	46,992,918

Henry Company, LLC

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	3,129	3,126,233

NCI Building Systems, Inc.

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	9,702	9,406,579

Quikrete Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	13,680	13,639,192

RE/MAX International, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	17,714	17,692,053

Realogy Group, LLC

Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	5,476	5,248,134

Summit Materials Companies I, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	2,517	2,525,637

Werner FinCo L.P.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	8,287	7,934,408

WireCo WorldGroup, Inc.

Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	6,891	6,701,912

		$180,313,014

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 7.2%

Acosta Holdco, Inc.

Term Loan, 7.00%, (USD Prime + 2.25%), Maturing September 26, 2021		8,713	$2,666,898

Adtalem Global Education, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,493	4,500,143

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	7,885	8,833,032

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		12,657	12,666,946

Allied Universal Holdco, LLC

Term Loan, 4.25%, Maturing July 10, 2026(2)		1,378	1,370,840

Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		13,922	13,845,484

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,182,775

AppLovin Corporation

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		26,097	25,906,482

Belfor Holdings, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		5,910	5,939,738

Bracket Intermediate Holding Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		9,094	8,991,610

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.24%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,889	5,734,840

Camelot U.S. Acquisition 1 Co.

Term Loan, Maturing October 25, 2026(5)		11,675	11,713,913

Ceridian HCM Holding, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		14,980	15,033,635

Change Healthcare Holdings, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		37,735	37,567,272

CM Acquisition Co.

Term Loan, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		6,568	6,447,191

Cypress Intermediate Holdings III, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		18,758	18,495,732

Deerfield Dakota Holding, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		10,372	10,058,542

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

EAB Global, Inc.

Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)	14,381	$14,201,237

EIG Investors Corp.

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	30,917	29,371,326

Garda World Security Corporation

Term Loan, Maturing October 30, 2026(5)	11,200	11,151,000

IG Investment Holdings, LLC

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	32,297	31,893,778

IRI Holdings, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	19,652	18,472,410

Iron Mountain, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,875	9,763,535

J.D. Power and Associates

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	9,962	9,974,500

KAR Auction Services, Inc.

Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	5,875	5,905,597

Kronos Incorporated

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	62,792	62,720,371

KUEHG Corp.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	22,321	22,092,328

Term Loan - Second Lien, 10.35%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,425,000

Monitronics International, Inc.

Term Loan, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	17,363	15,366,348

PGX Holdings, Inc.

Term Loan, 7.04%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	9,964	8,851,749

Ping Identity Corporation

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	1,278	1,277,756

Pre-Paid Legal Services, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	3,408	3,384,901

Prime Security Services Borrower, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	5,638	5,456,809

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Prometric Holdings, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,325	$3,249,742

Red Ventures, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		11,325	11,318,399

ServiceMaster Company

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		3,386	3,391,465

Spin Holdco, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		35,938	34,983,789

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	9,193	10,326,952

Trans Union, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		5,897	5,917,307

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		4,662	4,679,205

Vestcom Parent Holdings, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,886	1,759,043

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,524	1,481,769

West Corporation

Term Loan, 5.43%, (USD LIBOR + 3.50%), Maturing October 10, 2024(4)		3,901	3,259,460

Term Loan, 5.93%, (USD LIBOR + 4.00%), Maturing October 10, 2024(4)		15,776	13,235,172

Zephyr Bidco Limited

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	4,975	5,477,871

Term Loan, 5.21%, (3 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,675	10,881,316

			$572,225,208

Cable and Satellite Television — 4.0%

Altice France S.A.

Term Loan, 5.61%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,542	$4,444,602

Term Loan, 5.92%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,950	4,888,125

Charter Communications Operating, LLC

Term Loan, 3.58%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		33,691	33,863,828

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

CSC Holdings, LLC

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		28,072	$27,975,267

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		12,977	12,921,786

Term Loan, 4.33%, (2 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		15,220	15,219,571

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,753	10,705,313

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,799	22,114,987

Telenet Financing USD, LLC

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		31,900	31,916,620

Telenet International Finance S.a.r.l.

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	9,500	10,653,293

Virgin Media Bristol, LLC

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		40,775	40,647,578

Virgin Media SFA Finance Limited

Term Loan, 3.96%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,397,173

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	12,942,397

Ziggo B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	22,850	25,375,371

Ziggo Secured Finance Partnership

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	47,987,548

			$317,053,459

Chemicals and Plastics — 3.6%

Advanced Drainage Systems, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		2,809	$2,823,850

Alpha 3 B.V.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		8,454	8,310,599

Aruba Investments, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		2,778	2,769,616

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		41,698	41,711,340

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Caldic B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	$551,376

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,654,129

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	4,381	4,776,499

Colouroz Investment 1 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,990	1,838,376

Emerald Performance Materials, LLC

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,200	5,160,921

Ferro Corporation

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,776	3,743,973

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,858	3,825,364

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,093	9,016,545

Flint Group GmbH

Term Loan, 4.94%, (2 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,712	2,164,671

Flint Group US, LLC

Term Loan, 4.94%, (2 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,407	13,094,482

Gemini HDPE, LLC

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,567	9,531,237

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	15,875	17,646,370

INEOS Enterprises Holdings Limited

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	1,975	2,203,635

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 6.12%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026		2,625	2,633,203

Ineos Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	13,690	15,061,188

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	3,212	3,589,791

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,855	$2,070,521

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		8,103	8,082,990

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,275	4,786,778

Momentive Performance Materials, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		3,413	3,359,364

Platform Specialty Products Corporation

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		8,337	8,377,384

PMHC II, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		4,137	3,350,970

PQ Corporation

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		19,504	19,528,212

Pregis TopCo Corporation

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		6,425	6,344,687

Proampac PG Borrower, LLC

Term Loan, 5.53%, (USD LIBOR + 3.50%), Maturing November 20, 2023(4)		8,397	7,942,598

Spectrum Holdings III Corp.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,775	4,078,261

Starfruit Finco B.V.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,047,191

Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		16,528	16,171,375

Tata Chemicals North America, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,653,623

Tronox Finance, LLC

Term Loan, 4.66%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		20,742	20,583,164

Univar, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		18,615	18,731,591

Venator Materials Corporation

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		1,745	1,715,417

			$288,931,291

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.0%(6)

Tumi, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,986	$2,931,846

			$2,931,846

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,534	$2,499,062

SGB-SMIT Management GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50% (4.00% Cash, 0.50% PIK)), Maturing July 18, 2024	EUR	6,720	3,878,650

			$6,377,712

Containers and Glass Products — 2.1%

Berry Global, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		10,319	$10,363,749

Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,313	7,339,922

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	3,167	3,563,865

Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		10,199	10,249,160

BWAY Holding Company

Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		10,311	10,051,776

Flex Acquisition Company, Inc.

Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)		25,955	24,539,704

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		11,697	11,072,370

Libbey Glass, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,228	7,619,762

Pelican Products, Inc.

Term Loan, 5.42%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		6,987	6,602,302

Reynolds Group Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		57,944	58,023,878

Trident TPI Holdings, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		15,625	14,752,646

			$164,179,134

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	25,180	$23,794,753

		$23,794,753

Drugs — 3.6%

Akorn, Inc.

Term Loan, 8.81%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021	18,954	$17,615,456

Albany Molecular Research, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	7,260	7,055,918

Alkermes, Inc.

Term Loan, 4.41%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	18,883	18,824,215

Amneal Pharmaceuticals, LLC

Term Loan, 5.31%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	23,241	17,837,386

Arbor Pharmaceuticals, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	19,865	18,226,464

Bausch Health Companies, Inc.

Term Loan, 4.92%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	59,481	59,761,837

Catalent Pharma Solutions, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	8,756	8,779,641

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	39,223	36,043,347

Horizon Pharma, Inc.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026	7,802	7,832,547

Jaguar Holding Company II

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	63,239	63,186,343

Mallinckrodt International Finance S.A.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	33,789	26,566,275

Term Loan, 5.18%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	11,082	8,699,575

		$290,429,004

Ecological Services and Equipment — 0.6%

Advanced Disposal Services, Inc.

Term Loan, 4.09%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	18,122	$18,174,627

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)

EnergySolutions, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,582	$16,549,492

GFL Environmental, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		13,681	13,658,292

US Ecology, Inc.

Term Loan, Maturing August 14, 2026(5)		2,600	2,614,625

			$50,997,036

Electronics / Electrical — 12.2%

Almonde, Inc.

Term Loan, 5.70%, (USD LIBOR + 3.50%), Maturing June 13, 2024(4)		27,705	$26,544,810

Applied Systems, Inc.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		36,808	36,683,476

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,329,848

Aptean, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		5,721	5,681,916

Avast Software B.V.

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		5,776	5,806,216

Banff Merger Sub, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,424	3,774,771

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		35,085	32,741,697

Barracuda Networks, Inc.

Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		5,094	5,077,682

Canyon Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,940	3,281,712

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		5,615	5,618,874

Carbonite, Inc.

Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		4,468	4,468,508

Celestica, Inc.

Term Loan, 3.93%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,666	4,566,786

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,392	4,336,915

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Cohu, Inc.

Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,420	$9,924,812

CommScope, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,850	19,558,443

CPI International, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,183	10,847,855

Datto, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,915	3,946,184

ECI Macola/Max Holding, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,455	8,413,403

Electro Rent Corporation

Term Loan, 6.94%, (USD LIBOR + 5.00%), Maturing January 31, 2024(4)		13,680	13,756,450

Energizer Holdings, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,395	6,395,830

Entegris, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		2,829	2,844,536

Epicor Software Corporation

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,767	16,737,749

Go Daddy Operating Company, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		49,506	49,622,556

Hyland Software, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		47,197	46,961,301

Infoblox, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,276	17,290,106

Infor (US), Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 2.25%, Floor 1.00%), Maturing February 1, 2022	EUR	4,982	5,577,721

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		79,199	79,347,679

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	2,990	3,358,623

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		46,768	46,902,383

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MA FinanceCo., LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,990	$32,835,816

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 21, 2024	EUR	2,500	2,790,340

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,034	4,900,308

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,217	16,862,869

Marcel LUX IV S.a.r.l.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,234	3,156,948

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	2,957,761

Mirion Technologies, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		4,678	4,694,746

MKS Instruments, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		3,793	3,803,487

MTS Systems Corporation

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		378	377,597

NCR Corporation

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		9,275	9,347,401

Renaissance Holding Corp.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		13,106	12,702,124

Term Loan - Second Lien, 8.79%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,059,001

Seattle Spinco, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		33,996	33,092,986

SGS Cayman L.P.

Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,117	1,105,385

SkillSoft Corporation

Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		51,084	40,962,685

SolarWinds Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		27,015	27,030,126

Solera, LLC

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		24,999	24,825,139

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Sparta Systems, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,430	$2,915,500

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	17,037	17,086,717

SS&C Technologies, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	28,847	28,932,228

SurveyMonkey, Inc.

Term Loan, 5.54%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,385	13,318,069

Sutherland Global Services, Inc.

Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,799	4,748,677

Tibco Software, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	31,649	31,543,791

TTM Technologies, Inc.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,187	3,139,169

Uber Technologies

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	34,773	34,235,498

Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	30,229	29,836,276

Ultimate Software Group, Inc. (The)

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	18,275	18,335,911

Ultra Clean Holdings, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	10,120	9,867,000

Verifone Systems, Inc.

Term Loan, 6.14%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	14,196	13,348,485

Veritas Bermuda, Ltd.

Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	23,999	22,326,255

Vero Parent, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	16,987	16,621,073

Vungle, Inc.

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	6,500	6,410,625

Western Digital Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	10,175	10,162,458

		$969,731,293

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.5%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 3.60%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025		42,523	$42,737,716

			$42,737,716

Financial Intermediaries — 2.9%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 4.67%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		4,738	$4,702,589

Aretec Group, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		17,032	15,946,635

Citco Funding, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,721	28,595,397

Claros Mortgage Trust, Inc.

Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026		5,725	5,739,312

Clipper Acquisitions Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,067	13,034,582

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(7)		34,065	13,796,511

EIG Management Company, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,980	2,983,350

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,300	10,391,735

FinCo. I, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		6,923	6,942,110

Focus Financial Partners, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		14,108	14,157,759

Franklin Square Holdings L.P.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,460	6,496,009

Greenhill & Co., Inc.

Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		7,264	7,045,837

GreenSky Holdings, LLC

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,686	15,470,441

Guggenheim Partners, LLC

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		29,554	29,231,209

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Harbourvest Partners, LLC

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		12,258	$12,270,854

LPL Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,193	16,223,598

Ocwen Loan Servicing, LLC

Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing December 7, 2020		2,631	2,590,239

Starwood Property Trust, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		3,225	3,233,063

StepStone Group L.P.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		6,870	6,887,551

Victory Capital Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		13,278	13,352,917

Virtus Investment Partners, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		6,199	6,220,689

			$235,312,387

Food Products — 2.9%

Alphabet Holding Company, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		32,190	$29,478,318

B&G Foods, Inc.

Term Loan, 4.48%, (2 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,550	2,556,905

Badger Buyer Corp.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		4,978	4,281,445

Del Monte Foods, Inc.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,107	22,647,407

Froneri International PLC

Term Loan, 2.63%, (2 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	8,350	9,369,504

Term Loan, 3.96%, (1 mo. GBP LIBOR + 3.25%), Maturing January 31, 2025	GBP	12,010	15,563,327

Hearthside Food Solutions, LLC

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,225	9,499,329

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,707	5,392,997

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

HLF Financing S.a.r.l.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		12,197	$12,248,850

Jacobs Douwe Egberts International B.V.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	26,122,790

JBS USA Lux S.A.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		53,432	53,685,941

Nomad Foods Europe Midco Limited

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	4,000	4,502,625

Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		11,737	11,714,757

Post Holdings, Inc.

Term Loan, 3.83%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		347	347,810

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,684,935

Term Loan, 4.77%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,949,908

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,661,130

			$230,707,978

Food Service — 1.7%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		76,331	$76,568,846

Aramark Services, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,636,444

IRB Holding Corp.

Term Loan, 5.22%, (2 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,310	25,160,373

KFC Holding Co.

Term Loan, 3.63%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		787	789,771

NPC International, Inc.

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		6,640	3,784,745

Restaurant Technologies, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		6,406	6,430,512

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

US Foods, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		10,740	$10,787,144

			$133,157,835

Food / Drug Retailers — 0.5%

Albertsons, LLC

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		21,381	$21,516,894

Diplomat Pharmacy, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,244	4,720,020

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	3,329,400

Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	7,568,222

			$37,134,536

Forest Products — 0.0%(6)

Clearwater Paper Corporation

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		3,475	$3,479,344

			$3,479,344

Health Care — 6.9%

ADMI Corp.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		9,042	$8,917,645

Alliance Healthcare Services, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		8,798	7,785,787

Term Loan - Second Lien, 11.79%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188

athenahealth, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		21,442	21,308,107

Athletico Management, LLC

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,863	4,875,408

Avantor, Inc.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing November 21, 2024	EUR	2,293	2,590,321

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		6,997	7,035,995

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

BioClinica, Inc.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,605	$10,234,122

BW NHHC Holdco, Inc.

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,652	9,671,575

Carestream Dental Equipment, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		4,581	4,268,838

CHG Healthcare Services, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		22,146	22,139,526

Concentra, Inc.

Term Loan, 4.54%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2022		6,360	6,373,047

CPI Holdco, LLC

Term Loan, 5.54%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,162	11,161,626

CryoLife, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,477	5,491,131

CTC AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	11,670	12,939,560

Elsan SAS

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2024	EUR	9,250	10,388,191

Ensemble RCM, LLC

Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,125	5,133,328

Envision Healthcare Corporation

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		66,144	53,742,114

Gentiva Health Services, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		25,759	25,831,839

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.09%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		39,479	39,583,553

Hanger, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,968	12,008,895

Inovalon Holdings, Inc.

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		15,152	15,199,485

IQVIA, Inc.

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		6,218	6,248,184

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc. (continued)

Term Loan, Maturing March 7, 2024(5)	EUR	2,000	$2,238,366

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		9,452	9,489,213

Medical Solutions, LLC

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024		12,173	12,127,232

MPH Acquisition Holdings, LLC

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		18,648	17,543,484

National Mentor Holdings, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		5,750	5,765,739

Navicure, Inc.

Term Loan, 5.87%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		8,975	8,907,687

One Call Corporation

Term Loan, 7.41%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		17,265	14,891,068

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.31%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		39,558	37,826,868

Parexel International Corporation

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		15,775	15,085,095

Phoenix Guarantor, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026		21,047	21,042,872

Radiology Partners Holdings, LLC

Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)		4,509	4,390,487

RadNet, Inc.

Term Loan, 5.54%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		6,894	6,887,329

Select Medical Corporation

Term Loan, 4.58%, (USD LIBOR + 2.50%), Maturing March 6, 2025(4)		23,075	23,024,327

Sotera Health Holdings, LLC

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		7,274	7,198,009

Surgery Center Holdings, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		10,197	9,878,554

Team Health Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		19,324	15,145,186

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Tecomet, Inc.

Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		3,292	$3,266,361

U.S. Anesthesia Partners, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		7,204	6,911,807

Verscend Holding Corp.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		19,962	20,016,681

			$550,097,830

Home Furnishings — 0.4%

Serta Simmons Bedding, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		59,330	$35,123,433

			$35,123,433

Industrial Equipment — 3.8%

AI Alpine AT Bidco GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	5,500	$6,009,551

Altra Industrial Motion Corp.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,616	8,602,619

Apex Tool Group, LLC

Term Loan, 7.29%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		17,061	16,277,608

Carlisle Foodservice Products, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		5,524	5,226,978

Clark Equipment Company

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		13,860	13,881,825

CPM Holdings, Inc.

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		4,020	3,945,093

Delachaux Group S.A.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	4,050	4,521,201

Term Loan, 6.50%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		5,100	5,090,438

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	10,350	11,370,055

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,968	9,856,099

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

DXP Enterprises, Inc.

Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,684	$5,715,973

Dynacast International, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,159	12,171,953

Engineered Machinery Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,416	9,125,630

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,576	2,546,538

EWT Holdings III Corp.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		23,035	23,078,600

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,359	4,897,632

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		15,541	15,554,979

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,205	6,966,549

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		575	576,691

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,434	10,361,824

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		18,003	17,675,046

LTI Holdings, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,841	5,388,323

Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,100	2,016,000

Milacron, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		15,425	15,424,509

Minimax Viking GmbH

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,422	3,850,205

Quimper AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	20,225	22,559,756

Robertshaw US Holding Corp.

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		22,703	20,489,888

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Shape Technologies Group, Inc.

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		6,972	$6,379,083

Titan Acquisition Limited

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		31,064	29,471,646

Welbilt, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		3,227	3,205,098

			$302,237,390

Insurance — 2.5%

Alliant Holdings Intermediate, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		4,968	$4,853,066

Term Loan, 5.17%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,913	4,839,764

AmWINS Group, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		34,547	34,559,265

Asurion, LLC

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		21,569	21,606,354

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		26,089	26,133,563

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,222	2,226,596

Term Loan - Second Lien, 8.29%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	29,772,177

Financiere CEP S.A.S.

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,427,660

Hub International Limited

Term Loan, 4.94%, (2 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		24,693	24,210,443

NFP Corp.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		23,717	23,064,806

USI, Inc.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		24,086	23,412,065

			$201,105,759

Leisure Goods / Activities / Movies — 4.5%

AMC Entertainment Holdings, Inc.

Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		14,199	$14,203,691

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	29,425	$32,786,910

Ancestry.com Operations, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		42,232	37,797,304

BidFair MergeRight, Inc.

Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027		5,925	5,806,500

Bombardier Recreational Products, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,552	43,525,142

ClubCorp Holdings, Inc.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		18,148	16,025,073

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,073	3,443,825

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		10,451	10,334,397

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		19,685	19,432,919

Emerald Expositions Holding, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,549	15,804,486

Etraveli Holding AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	9,900	11,110,476

Lindblad Expeditions, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		2,407	2,420,571

Live Nation Entertainment, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		42,660	42,726,545

Match Group, Inc.

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,137,861

Merlin Entertainments PLC

Term Loan, Maturing October 16, 2026(5)		4,618	4,649,813

Term Loan, Maturing October 17, 2026(5)		607	611,109

NASCAR Holdings, Inc.

Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		7,725	7,772,748

SeaWorld Parks & Entertainment, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,094	16,073,339

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

SRAM, LLC

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		17,836	$17,858,022

Steinway Musical Instruments, Inc.

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		7,227	7,145,573

Travel Leaders Group, LLC

Term Loan, 5.82%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,258	11,215,284

UFC Holdings, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		20,947	20,965,392

Vue International Bidco PLC

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	6,632	7,453,768

Term Loan, Maturing June 18, 2026(5)	EUR	1,193	1,340,268

			$357,641,016

Lodging and Casinos — 3.4%

Aimbridge Acquisition Co., Inc.

Term Loan, 5.57%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,035	$3,046,054

Aristocrat Technologies, Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,668	7,695,649

Azelis Finance S.A.

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,919,715

Boyd Gaming Corporation

Term Loan, 3.96%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		4,182	4,194,086

Churchill Downs Incorporated

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,439	3,453,795

CityCenter Holdings, LLC

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		36,948	36,990,510

Eldorado Resorts, LLC

Term Loan, 4.21%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		4,120	4,119,597

ESH Hospitality, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		13,913	13,949,352

Four Seasons Hotels Limited

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,712	6,740,003

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Golden Nugget, Inc.

Term Loan, 4.69%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		28,261	$28,248,752

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	23,852,737

Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		9,426	9,451,678

Hanjin International Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,635,875

MGM Growth Properties Operating Partnership L.P.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,733	28,840,361

Playa Resorts Holding B.V.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		12,825	12,539,499

Richmond UK Bidco Limited

Term Loan, 4.96%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,809	3,530,042

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,662,684

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		40,256	40,461,414

VICI Properties 1, LLC

Term Loan, 3.85%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,293	22,397,692

			$270,729,495

Nonferrous Metals / Minerals — 0.5%

CD&R Hydra Buyer, Inc.

Term Loan, 9.83%, (2.33% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		604	$478,115

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%), Maturing July 29, 2020		5,218	5,218,103

Term Loan, 0.00%, Maturing October 17, 2022(7)		21,871	7,766,109

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(7)		2,878	172,659

Oxbow Carbon, LLC

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,730	6,725,482

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	16,627,846

			$36,988,314

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 2.6%

Ameriforge Group, Inc.

Term Loan, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	21,447	$21,446,676

Apergy Corporation

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	692	689,985

Blackstone CQP Holdco L.P.

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	10,424	10,402,162

Buckeye Partners L.P.

Term Loan, Maturing November 15, 2026(5)	24,850	24,993,658

Centurion Pipeline Company, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	3,201	3,206,814

CITGO Holding, Inc.

Term Loan, 8.79%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023	2,575	2,610,808

CITGO Petroleum Corporation

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	15,437	15,451,981

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	24,171	24,231,446

Delek US Holdings, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	7,240	7,158,621

Fieldwood Energy, LLC

Term Loan, 7.18%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	20,306	16,678,149

Matador Bidco S.a.r.l.

Term Loan, Maturing June 12, 2026(5)	5,925	5,932,406

McDermott Technology Americas, Inc.

Term Loan, Maturing October 21, 2021(5)	6,650	6,650,000

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	14,086	8,632,397

Prairie ECI Acquiror L.P.

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	9,311	9,088,171

PSC Industrial Holdings Corp.

Term Loan, 5.67%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	7,974	7,966,890

Sheridan Investment Partners II L.P.

DIP Loan, 8.86%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	2,196	2,187,361

DIP Loan, 8.92%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	2,196	2,187,361

Term Loan, 0.00%, Maturing December 16, 2020(7)	837	410,092

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Sheridan Investment Partners II L.P. (continued)

Term Loan, 0.00%, Maturing December 16, 2020(7)		2,244	$1,099,602

Term Loan, 0.00%, Maturing December 16, 2020(7)		16,132	7,904,709

Sheridan Production Partners I, LLC

Term Loan, 0.00%, Maturing November 15, 2019(7)		21,109	16,430,085

UGI Energy Services, LLC

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		10,249	10,300,559

			$205,659,933

Publishing — 0.6%

Getty Images, Inc.

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	$4,450,046

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,885	11,654,912

Harland Clarke Holdings Corp.

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,196	8,785,322

LSC Communications, Inc.

Term Loan, 7.29%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		8,147	6,731,294

ProQuest, LLC

Term Loan, Maturing October 23, 2026(5)		12,300	12,323,062

Tweddle Group, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,357	2,102,896

			$46,047,532

Radio and Television — 2.2%

ALM Media Holdings, Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		8,047	$7,830,715

AP NMT Acquisition B.V.

Term Loan, 7.84%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		3,704	3,729,551

Cumulus Media New Holdings, Inc.

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026		5,025	5,058,763

Diamond Sports Group, LLC

Term Loan, 5.08%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		30,675	30,847,547

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Entercom Media Corp.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,933	$1,938,678

Entravision Communications Corporation

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	8,295	8,059,779

Gray Television, Inc.

Term Loan, 4.26%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	3,012	3,019,026

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	7,012	7,038,257

Hubbard Radio, LLC

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	8,032	8,026,707

iHeartCommunications, Inc.

Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	9,989	10,034,359

Mission Broadcasting, Inc.

Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,297	4,306,359

Nexstar Broadcasting, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	21,626	21,672,079

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,225	5,253,737

Sinclair Television Group, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,077	14,081,329

Term Loan, 4.43%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	6,425	6,442,669

Univision Communications, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	37,351	36,083,488

		$173,423,043

Retailers (Except Food and Drug) — 1.9%

Apro, LLC

Term Loan, 5.83%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	2,861	$2,864,535

Ascena Retail Group, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	15,867	8,773,393

Bass Pro Group, LLC

Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,446	11,960,606

BJ’s Wholesale Club, Inc.

Term Loan, 4.67%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	8,647	8,662,306

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

CDW, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	19,336	$19,389,790

Coinamatic Canada, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	267	259,502

David’s Bridal, Inc.

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing December 31, 2019	1,475	1,459,955

Term Loan, 9.61%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,200	2,759,842

Term Loan, 10.11%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	11,578	4,843,300

Global Appliance, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	2,718	2,622,928

Go Wireless, Inc.

Term Loan, 8.29%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,553	2,470,395

Hoya Midco, LLC

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	11,825	11,514,936

J. Crew Group, Inc.

Term Loan, 4.91%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	25,715	20,235,474

LSF9 Atlantis Holdings, LLC

Term Loan, 7.94%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	11,962	11,179,511

PetSmart, Inc.

Term Loan, 5.93%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	36,547	35,679,459

PFS Holding Corporation

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,875	3,851,347

Pier 1 Imports (U.S.), Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,357	2,362,532

Radio Systems Corporation

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	3,646	3,595,548

		$154,485,359

Steel — 1.0%

Atkore International, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	18,139	$18,165,876

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)

GrafTech Finance, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	26,002	$24,994,571

Neenah Foundry Company

Term Loan, 8.47%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,896	7,737,618

Phoenix Services International, LLC

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	2,688	2,486,684

Zekelman Industries, Inc.

Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	29,595	29,587,582

		$82,972,331

Surface Transport — 0.4%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,269	$3,278,571

Agro Merchants NAI Holdings, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	8,302	8,249,668

Kenan Advantage Group, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	8,303	7,960,432

Stena International S.a.r.l.

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	6,458	6,288,864

XPO Logistics, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,287,765

		$30,065,300

Telecommunications — 5.7%

CenturyLink, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	73,493	$72,957,359

Ciena Corporation

Term Loan, 3.85%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	13,043	13,118,653

Colorado Buyer, Inc.

Term Loan, 4.93%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	16,404	13,861,378

Digicel International Finance Limited

Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	14,501	12,386,147

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

eircom Holdings (Ireland) Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	18,690	$20,910,198

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,062,355

Global Eagle Entertainment, Inc.

Term Loan, 9.53%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,380	18,404,576

Intelsat Jackson Holdings S.A.

Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		26,250	26,233,594

Term Loan, 6.43%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,098,389

IPC Corp.

Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,639,552

Level 3 Financing, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,926,181

Matterhorn Telecom S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 30, 2026	EUR	4,325	4,857,335

Onvoy, LLC

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,699	10,699,223

Plantronics, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		14,616	14,559,907

SBA Senior Finance II, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,738	32,854,103

Sprint Communications, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,154	60,567,552

Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		9,379	9,347,780

Syniverse Holdings, Inc.

Term Loan, 6.92%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,229	10,197,336

Telesat Canada

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		43,270	43,378,022

Zayo Group, LLC

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	4,010,752

			$452,070,392

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 1.4%

Brookfield WEC Holdings, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	21,960	$21,850,511

Calpine Construction Finance Company L.P.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,622	2,627,799

Calpine Corporation

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	29,410	29,451,322

Granite Acquisition, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	22,669	22,716,616

Lightstone Holdco, LLC

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	16,309	15,243,463

Longview Power, LLC

Term Loan, 7.93%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	4,668	3,034,078

Pike Corporation

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026	3,128	3,132,535

Talen Energy Supply, LLC

Term Loan, 5.69%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	5,775	5,717,250

Vistra Operations Company, LLC

Term Loan, 3.83%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	6,933	6,965,251

		$110,738,825

Total Senior Floating-Rate Loans (identified cost $7,197,253,625)		$6,880,602,080

Corporate Bonds & Notes — 3.6%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.25%, 3/15/26(9)	5,275	$5,664,031

		$5,664,031

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)	4,325	$4,583,202

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	$6,682,149

			$11,265,351

Building and Development — 0.0%(6)

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		2,975	$2,975,000

			$2,975,000

Business Equipment and Services — 0.3%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.

6.625%, 7/15/26(9)		2,975	$3,183,250

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	8,107,375

5.75%, 4/15/26(9)		15,225	15,653,203

			$26,943,828

Cable and Satellite Television — 0.1%

Altice France S.A.

7.375%, 5/1/26(9)		1,000	$1,073,345

5.50%, 1/15/28(9)		5,025	5,131,781

Ziggo B.V.

5.50%, 1/15/27(9)		2,000	2,112,460

			$8,317,586

Chemicals and Plastics — 0.1%

PQ Corp.

6.75%, 11/15/22(9)		4,000	$4,145,000

			$4,145,000

Containers and Glass Products — 0.3%

Berry Global, Inc.

5.625%, 7/15/27(9)		2,500	$2,659,375

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20		14,537	14,604,938

5.501%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	9,974,625

			$27,238,938

Security		Principal Amount* (000’s omitted)	Value

Drugs — 0.7%

Bausch Health Companies, Inc.

6.50%, 3/15/22(9)		11,092	$11,440,843

7.00%, 3/15/24(9)		14,419	15,120,845

5.50%, 11/1/25(9)		19,675	20,634,353

Par Pharmaceutical, Inc.

7.50%, 4/1/27(9)		7,500	7,143,750

			$54,339,791

Electronics / Electrical — 0.2%

CommScope, Inc.

6.00%, 3/1/26(9)		12,575	$12,983,687

			$12,983,687

Food Products — 0.0%(6)

Iceland Bondco PLC

5.035%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,181	$1,523,380

			$1,523,380

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		12,550	$7,404,500

			$7,404,500

Health Care — 0.6%

Avantor, Inc.

6.00%, 10/1/24(9)		13,105	$14,040,435

CHS/Community Health Systems, Inc.

5.125%, 8/1/21		7,500	7,509,375

6.25%, 3/31/23		16,650	16,285,781

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(9)		10,550	11,268,719

			$49,104,310

Leisure Goods / Activities / Movies — 0.1%

National CineMedia, LLC

6.00%, 4/15/22		5,250	$5,316,150

			$5,316,150

Oil and Gas — 0.2%

CITGO Petroleum Corp.

6.25%, 8/15/22(9)		11,500	$11,658,125

			$11,658,125

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.3%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(9)	6,375	$6,669,844

iHeartCommunications, Inc.

6.375%, 5/1/26	2,896	3,130,967

8.375%, 5/1/27	5,248	5,655,196

5.25%, 8/15/27(9)	2,125	2,197,675

Univision Communications, Inc.

5.125%, 2/15/25(9)	5,500	5,396,875

		$23,050,557

Telecommunications — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	6,325	$6,024,563

		$6,024,563

Utilities — 0.3%

Calpine Corp.

6.00%, 1/15/22(9)	3,000	$3,015,450

5.875%, 1/15/24(9)	5,000	5,122,500

5.25%, 6/1/26(9)	10,925	11,402,969

Talen Energy Supply, LLC

6.625%, 1/15/28(9)	5,025	4,874,250

		$24,415,169

Total Corporate Bonds & Notes (identified cost $281,818,016)		$282,369,966

Asset-Backed Securities — 3.2%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 5.066%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,356,736

Series 2018-1A, Class E, 7.966%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,695,609

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.911%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,612,849

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.361%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	2,934,290

Security	Principal Amount (000’s omitted)	Value

Apidos CLO XX

Series 2015-20A, Class DR, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	$2,375	$2,206,864

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 5.401%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,452,539

Series 2016-40A, Class DR, 8.351%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,310,426

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 4.953%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,359,893

Series 2018-49A, Class E, 7.653%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,191,868

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 5.058%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,635,674

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,629,414

Babson CLO, Ltd.

Series 2015-1A, Class DR, 4.566%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,274,056

Series 2016-1A, Class DR, 4.984%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,166,794

Series 2016-1A, Class ER, 7.934%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	2,878,929

Series 2018-1A, Class C, 4.601%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,168,291

Bain Capital Credit CLO

Series 2018-1A, Class D, 4.634%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,564,378

Series 2018-1A, Class E, 7.284%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,688,858

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 4.896%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,579,829

Series 2018-5BA, Class D, 7.916%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,021,378

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 7.566%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	4,529,753

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 4.566%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,357,016

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 5.702%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,976,502

Series 2018-16A, Class E, 8.702%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,187,036

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 8.601%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	$1,750	$1,661,626

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 4.836%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,336,000

Series 2018-1A, Class D, 7.586%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	3,980,045

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 5.258%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,375,299

Series 2016-3A, Class ER, 8.108%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,332,479

Series 2018-1A, Class D, 4.986%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,305,795

Series 2018-1A, Class E, 7.886%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,776,213

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,345,811

Series 2016-1A, Class ER, 7.751%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,464,140

Series 2016-2A, Class ER, 7.986%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	3,859,433

Series 2017-1A, Class E, 8.251%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	2,903,821

Canyon CLO, Ltd.

Series 2018-1A, Class D, 4.901%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,781,955

Series 2018-1A, Class E, 7.751%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,402,173

Carlyle CLO, Ltd.

Series C17A, Class CR, 5.066%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,665,802

Series C17A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,133,009

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 5.486%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,287,660

Series 2012-3A, Class DR2, 8.486%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,335,208

Series 2014-3RA, Class C, 4.886%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	918,567

Series 2014-3RA, Class D, 7.336%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,750,231

Series 2014-4RA, Class C, 4.901%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,741,611

Series 2014-4RA, Class D, 7.651%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	2,860,694

Security	Principal Amount (000’s omitted)	Value

Dryden CLO, Ltd.

Series 2018-55A, Class D, 4.851%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	$1,500	$1,384,893

Series 2018-55A, Class E, 7.401%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,740,378

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 5.258%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,857,074

Series 2015-41A, Class DR, 4.586%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,555,877

Series 2015-41A, Class ER, 7.286%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,049,679

Series 2016-42A, Class DR, 4.931%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,315,677

Series 2016-42A, Class ER, 7.551%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,071,628

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 8.646%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	2,246,608

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 5.04%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,362,978

Series 2018-25A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,104,297

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 6.038%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,490,190

Golub Capital Partners CLO, Ltd.

Series 2015-22A, Class ER, 7.966%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	2,137,858

Series 2018-37A, Class D, 5.266%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,849,652

Series 2018-37A, Class E, 7.716%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,306,315

ICG US CLO, Ltd.

Series 2018-2A, Class D, 5.053%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,865,337

Series 2018-2A, Class E, 7.703%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,600,349

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	468,449

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 8.04%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,409,993

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 5.102%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,277,135

Series 2016-22A, Class ER, 8.062%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,654,687

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 7.566%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	$1,950	$1,713,080

Series 2018-30A, Class D, 5.616%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,432,205

Series 2018-30A, Class E, 8.716%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	952,483

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 6.118%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,568,463

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.636%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	895,136

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 5.503%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,395,540

Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,788,107

Series 2018-1A, Class C, 4.503%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,763,933

Series 2018-1A, Class D, 7.45%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,852,357

Series 2018-2A, Class D, 7.601%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,844,841

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 5.101%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,373,685

Series 2018-2A, Class D, 7.951%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,422,083

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 5.14%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,392,727

Series 2018-3A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,054,410

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 8.44%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,496,048

Southwick Park CLO, LLC

Series 2019-4A, Class E, 8.866%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,686,167

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.866%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,136,626

Series 2016-1A, Class DR, 7.866%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,118,959

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 5.166%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,319,085

Series 2018-9A, Class D, 8.216%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	2,923,131

Security	Principal Amount (000’s omitted)	Value

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 5.216%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	$5,000	$4,677,413

Series 2018-10A, Class D, 8.156%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,214,057

Voya CLO, Ltd.

Series 2015-3A, Class CR, 5.116%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,312,993

Series 2015-3A, Class DR, 8.166%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	4,808,440

Series 2016-3A, Class CR, 5.253%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,870,430

Series 2016-3A, Class DR, 8.083%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	2,910,778

Series 2018-1A, Class C, 4.566%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,544,431

Series 2018-2A, Class E, 7.251%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	2,500	2,208,868

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 4.866%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,852,582

Series 2015-1A, Class DR, 7.466%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,268,242

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,359,098

Total Asset-Backed Securities (identified cost $282,123,001)		$255,902,006

Common Stocks — 1.4%
Security	Shares	Value

Aerospace and Defense — 0.4%

IAP Global Services, LLC(3)(11)(12)(13)	950	$12,513,780

IAP Global Services, LLC(3)(11)(12)(13)	1,627	16,073,621

		$28,587,401

Automotive — 0.0%(6)

Dayco Products, LLC(11)(13)	88,506	$2,389,662

		$2,389,662

Business Equipment and Services — 0.1%

Crossmark Holdings, Inc.(11)(13)	88,008	$5,280,480

		$5,280,480

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Chemicals and Plastics — 0.0%(6)

Hexion Holdings Corp., Class B(11)(13)	338,679	$3,420,658

		$3,420,658

Electronics / Electrical — 0.0%(6)

Answers Corp.(3)(11)(13)	906,100	$1,785,017

		$1,785,017

Health Care — 0.0%(6)

New Millennium Holdco, Inc.(3)(11)(13)	421,318	$0

		$0

Nonferrous Metals / Minerals — 0.0%(6)

ASP United/GHX Holding, LLC(3)(11)(13)	304,664	$0

		$0

Oil and Gas — 0.5%

AFG Holdings, Inc.(3)(11)(13)	498,342	$21,538,341

Fieldwood Energy, Inc.(11)(13)	51,241	1,255,405

Fieldwood Energy, Inc.(11)(13)	221,919	5,437,015

Samson Resources II, LLC, Class A(11)(13)	435,055	10,631,657

Southcross Holdings Group, LLC(3)(11)(13)	1,281	0

Southcross Holdings L.P., Class A(11)(13)	1,281	608,475

		$39,470,893

Publishing — 0.2%

ION Media Networks, Inc.(3)(11)	28,605	$12,733,802

Tweddle Group, Inc.(3)(11)(13)	19,500	6,240

		$12,740,042

Radio and Television — 0.2%

Clear Channel Outdoor Holdings, Inc.(11)(13)	1,204,044	$2,805,422

Cumulus Media, Inc., Class A(11)(13)	551,505	7,550,103

Cumulus Media, Inc., Class B(11)(13)	93,069	1,279,699

iHeartMedia, Inc., Class A(11)(13)	512,034	7,342,568

		$18,977,792

Retailers (Except Food and Drug) — 0.0%(6)

David’s Bridal, Inc.(11)(13)	227,323	$12,502

		$12,502

Total Common Stocks (identified cost $86,922,871)		$112,664,447

Miscellaneous — 0.0%(6)
Security	Shares	Value

Oil and Gas — 0.0%(6)

Paragon Offshore Finance Company, Class A(11)(13)	42,177	$21,089

Paragon Offshore Finance Company, Class B(11)(13)	21,089	485,047

Total Miscellaneous (identified cost $458,685)		$506,136

Short-Term Investments — 4.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(14)	373,400,052	$373,400,052

Total Short-Term Investments (identified cost $373,366,274)		$373,400,052

Total Investments — 99.3% (identified cost $8,221,942,472)		$7,905,444,687

Less Unfunded Loan Commitments — (0.1)%		$(6,190,280)

Net Investments — 99.2% (identified cost $8,215,752,192)		$7,899,254,407

Other Assets, Less Liabilities — 0.8%		$67,386,803

Net Assets — 100.0%		$7,966,641,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At October 31, 2019, the total value of unfunded loan commitments is $5,968,127.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Portfolio of Investments — continued

(4)

The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after October 31, 2019, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $485,769,565 or 6.1% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Affiliated company ( see Note 9).

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,000,000	USD	10,044,324	HSBC Bank USA, N.A.	11/29/19	$9,578	$—

USD	10,668,887	CAD	14,165,722	HSBC Bank USA, N.A.	11/29/19	—	(86,942)

USD	2,775,137	EUR	2,493,054	Citibank, N.A.	11/29/19	—	(9,854)

USD	181,619,933	EUR	162,849,858	State Street Bank and Trust Company	11/29/19	—	(299,676)

EUR	27,000,000	USD	30,184,385	HSBC Bank USA, N.A.	12/30/19	49,533	—

USD	189,262,476	EUR	172,082,609	HSBC Bank USA, N.A.	12/30/19	—	(3,431,285)

USD	183,524,049	EUR	164,119,393	Goldman Sachs International	1/31/20	—	(639,575)

USD	56,060,636	GBP	43,441,289	State Street Bank and Trust Company	1/31/20	—	(372,974)

						$59,111	$(4,840,306)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $7,840,040,510)	$7,497,266,954

Affiliated investments, at value (identified cost, $375,711,682)	401,987,453

Cash	80,999,100

Deposits for derivatives collateral — forward foreign currency exchange contracts	6,136,004

Foreign currency, at value (identified cost, $11,711,962)	11,711,277

Interest receivable	21,949,324

Dividends receivable from affiliated investments	531,417

Receivable for investments sold	72,736,775

Receivable for open forward foreign currency exchange contracts	59,111

Other receivables	1,647,090

Prepaid expenses	1,074,621

Total assets	$8,096,099,126

Liabilities

Cash collateral due to brokers	$70,004

Payable for investments purchased	119,709,320

Payable for open forward foreign currency exchange contracts	4,840,306

Payable to affiliates:

Investment adviser fee	3,387,137

Trustees’ fees	9,087

Accrued expenses	1,442,062

Total liabilities	$129,457,916

Net Assets applicable to investors’ interest in Portfolio	$7,966,641,210

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income	$515,664,725

Dividends from affiliated investments	8,040,114

Dividends	10,155,829

Total investment income	$533,860,668

Expenses

Investment adviser fee	$46,312,161

Trustees’ fees and expenses	109,128

Custodian fee	1,906,531

Legal and accounting services	426,494

Interest expense and fees	2,787,550

Miscellaneous	372,376

Total expenses	$51,914,240

Net investment income	$481,946,428

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(149,565,799)

Investment transactions — affiliated investments	(43,622)

Foreign currency transactions	2,262,234

Forward foreign currency exchange contracts	50,774,544

Net realized loss	$(96,572,643)

Change in unrealized appreciation (depreciation) —

Investments	$(231,083,696)

Investments — affiliated investments	3,238,629

Foreign currency	(922,464)

Forward foreign currency exchange contracts	(22,705,174)

Net change in unrealized appreciation (depreciation)	$(251,472,705)

Net realized and unrealized loss	$(348,045,348)

Net increase in net assets from operations	$133,901,080

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$481,946,428	$459,768,237

Net realized gain (loss)	(96,572,643)	99,520,159

Net change in unrealized appreciation (depreciation)	(251,472,705)	(50,513,978)

Net increase in net assets from operations	$133,901,080	$508,774,418

Capital transactions —

Contributions	$194,015,335	$1,754,720,809

Withdrawals	(3,870,956,892)	(561,884,656)

Portfolio transaction fee	7,292,672	4,812,064

Net increase (decrease) in net assets from capital transactions	$(3,669,648,885)	$1,197,648,217

Net increase (decrease) in net assets	$(3,535,747,805)	$1,706,422,635

Net Assets

At beginning of year	$11,502,389,015	$9,795,966,380

At end of year	$7,966,641,210	$11,502,389,015

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.55%	0.54%	0.56%	0.58%	0.55%

Net investment income	5.09%	4.38%	4.07%	4.58%	4.27%

Portfolio Turnover	16%	30%	42%	27%	19%

Total Return	1.64%	5.05%	5.69%	7.10%	0.56%

Net assets, end of year (000’s omitted)	$7,966,641	$11,502,389	$9,795,966	$8,205,738	$9,936,014

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.6% and 13.4% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

48

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Notes to Financial Statements — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee was limited to amounts that had been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective July 31, 2019, the Portfolio transaction fee was discontinued.

49

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $46,312,161 or 0.49% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $1,460,063,122 and $4,523,325,876, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,199,564,284

Gross unrealized appreciation	$98,018,190

Gross unrealized depreciation	(398,328,067)

Net unrealized depreciation	$(300,309,877)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $4,840,306. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,066,000 at October 31, 2019.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may,

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Eaton Vance

Floating Rate Portfolio

October 31, 2019

Notes to Financial Statements — continued

under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$59,111	(1)	$(4,840,306	)(2)

Total Derivatives subject to master netting or similar agreements	$59,111		$(4,840,306)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$59,111	$(59,111)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(9,854)	$—	$—	$—	$(9,854)

Goldman Sachs International	(639,575)	—	—	—	(639,575)

HSBC Bank USA, N.A.	(3,518,227)	59,111	—	3,109,000	(350,116)

State Street Bank and Trust Company	(672,650)	—	—	672,650	—

	$(4,840,306)	$59,111	$—	$3,781,650	$(999,545)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Eaton Vance

Floating Rate Portfolio

October 31, 2019

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$50,774,544	$(22,705,174)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2019, which is indicative of the volume of this derivative type, was approximately $736,221,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured credit facility with a group of banks, which is in effect through March 9, 2020. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,264,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2019 is $448,293 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the year ended October 31, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

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Eaton Vance

Floating Rate Portfolio

October 31, 2019

Notes to Financial Statements — continued

9  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2019, the value of the Portfolio’s investment in affiliated companies and funds was $401,987,453, which represents 5.0% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$25,463,083	$—	$—	$—	$3,124,318	$28,587,401	$—	2,577

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	792,324,282	2,462,278,558	(2,881,273,477)	(43,622)	114,311	373,400,052	8,040,114	373,400,052

Totals				$(43,622)	$3,238,629	$401,987,453	$8,040,114

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Notes to Financial Statements — continued

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,848,155,232	$26,256,568	$6,874,411,800

Corporate Bonds & Notes	—	282,369,966	—	282,369,966

Asset-Backed Securities	—	255,902,006	—	255,902,006

Common Stocks	21,118,751	26,894,895	64,650,801	112,664,447

Miscellaneous	—	506,136	—	506,136

Short-Term Investments	—	373,400,052	—	373,400,052

Total Investments	$21,118,751	$7,787,228,287	$90,907,369	$7,899,254,407

Forward Foreign Currency Exchange Contracts	$—	$59,111	$—	$59,111

Total	$21,118,751	$7,787,287,398	$90,907,369	$7,899,313,518

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,840,306)	$—	$(4,840,306)

Total	$—	$(4,840,306)	$—	$(4,840,306)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT sought (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio was approximately $10,668,000. In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. On June 12, 2019, the Court approved the settlement, and all claims and cross claims in the litigation were dismissed on July 2, 2019. The Portfolio did not suffer any loss to the Portfolio’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions were expensed by the Portfolio as incurred.

54

Eaton Vance

Floating Rate Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

55

Eaton Vance

Floating-Rate Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

56

Eaton Vance

Floating-Rate Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

57

Eaton Vance

Floating-Rate Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$114,010	$115,238
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$24,212	$24,075
All Other Fees(3)	$0	$0

Total	$138,222	$139,313

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$24,212	$24,075
Eaton Vance(1)	$126,485	$59,903

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019